EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) venture	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in joint ventures accounted for using equity method, Carrying value	$ 19,157	$ 20,428
Investments in associates accounted for using equity method, Carrying value	268	336
Investments in joint ventures and associates	19,425	20,764	$ 22,698
Aggregated individually immaterial associates
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in associates accounted for using equity method, Carrying value	$ 268	$ 336
Aggregated individually immaterial associates | Bottom of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)	1600.00%	2300.00%
Aggregated individually immaterial associates | Top of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)	3100.00%	3100.00%
Canary Wharf Joint Venture
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 3,204	$ 3,578
Ala Moana Center, Hawaii
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 1,873	$ 1,946
Manhattan West, New York
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	56.00%	56.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 1,956	$ 1,918
BPYU JV Pool A
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 1,745	$ 1,882
BPYU JV Pool B
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 1,175	$ 1,366
Fashion Show, Las Vegas
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 846	$ 832
BPYU JV Pool C
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 702	$ 777
Grace Building, New York
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 747	$ 716
BPYU JV Pool D
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	48.00%	48.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 564	$ 649
Southern Cross East, Melbourne
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 389	$ 466
The Grand Canal Shoppes, Las Vegas
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 423	$ 414
One Liberty Plaza, New York
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 381	$ 409
680 George Street, Sydney
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 327	$ 340
Brookfield Brazil Retail Fundo de Investimento em Participaçõe
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	46.00%	46.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 237	$ 335
Baybrook Mall, Texas
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 266	$ 332
Brookfield D.C. Office Partners LLC ("D.C. Venture"), Washington, D.C.
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 277	$ 283
The Mall in Columbia, Maryland
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 251	$ 282
BPYU JV Pool F
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 261	$ 278
BPYU JV Pool G
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	68.00%	68.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 246	$ 254
Miami Design District, Florida
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	22.00%	22.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 234	$ 252
Other
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in joint ventures accounted for using equity method, Carrying value	$ 3,053	$ 3,119
Number of joint ventures | venture	36
Other | Bottom of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	1400.00%	1400.00%
Other | Top of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	5500.00%	5500.00%